Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from contracts with customers
Schedule of disaggregated revenue information

									Period from
									1 January to	Year ended 31
	Year ended 31 December 2020				Period from 19 December to 31 December 2019				18 December 2019	December 2018
	Successor (NFH)								Predecessor (HHH)
	Operating	Operating	Expansion		Operating	Operating	Expansion
Segments	assets_Tier 1	assets_Tier 2	assets	Total	assets_Tier 1	assets_Tier 2	assets	Total
Type of goods or services
Healthcare services	1,590,141	299,724	346,529	2,236,394	54,330	14,179	10,609	79,118	2,350,210	2,045,013
Others	5,963	3,222	14,926	24,111	445	344	128	917	18,957	13,766
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035	2,369,167	2,058,779
Timing of revenue recognition:
At a point in time	1,032,292	161,115	210,148	1,403,555	37,949	7,846	5,748	51,543	1,433,987	1,275,375
Over time	563,812	141,831	151,307	856,950	16,826	6,677	4,989	28,492	935,180	783,404
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035	2,369,167	2,058,779

	Year ended 31 December 2020				Period from 19 December to 31 December 2019

	Operating	Operating	Expansion		Operating	Operating	Expansion
Segments	assets_Tier 1	assets_Tier 2	assets	Total	assets_Tier 1	assets_Tier 2	assets	Total
Revenue from contracts with customers
External customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035
Intersegment sales	9,025	3,246	1,538	13,809	3,656	398	105	4,159
Intersegment eliminations	(9,025)	(3,246)	(1,538)	(13,809)	(3,656)	(398)	(105)	(4,159)
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035

Schedule of revenue recognized in the period that were included in the contract liabilities

	Note	2020	2019
At 1 January		338,069	301,819
Revenue recognized that was included in the contract liabilities at the beginning of the period		(270,196)	(262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period		350,183	298,983
Increase arising from acquisition of a subsidiary	23	667	—
At 31 December		418,723	338,069

Schedule of transaction price allocated to the remaining performance obligations

	2020	2019

Within one year	350,146	270,196
More than one year	68,577	67,873
	418,723	338,069